Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Net deferred tax assets
Deferred tax assets	SFr 5,191	SFr 5,228		SFr 5,191		SFr 5,522
Net operating loss carry-forwards, after allocation of valuation allowances	1,798	2,046		1,798
Temporary differences	3,393	3,182		3,393
Deferred tax liabilities	567	461		567		394
Deferred Tax Assets (Liabilities), Net	4,624	SFr 4,767		4,624
Accumulated undistributed earnings from foreign subsidiaries	SFr 5,100			SFr 5,100
Effective tax rate
Effective tax rate (as a percent)	37.80%	34.30%	47.40%	36.10%	28.30%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	20			20
Bank
Net deferred tax assets
Deferred tax assets	5,114			5,114		5,457
Net operating loss carry-forwards, after allocation of valuation allowances	1,782			1,782		2,200
Temporary differences	3,332			3,332		3,257
Deferred tax liabilities	255			255		152
Deferred Tax Assets (Liabilities), Net	4,859			4,859		SFr 5,305
Net deferred tax assets change				(446)
Accumulated undistributed earnings from foreign subsidiaries	4,600			SFr 4,600
Effective tax rate
Effective tax rate (as a percent)				33.30%	33.50%
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0			SFr 0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 20			SFr 20